Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Quantitive Information about Level 3 Fair Value Measurements on Non-recurring Basis	12 Months Ended
Dec. 31, 2012
Impaired Loans
Range - Percent	30% -> 3
Range - Percent	30% -> 3
Commercial Real Estate - Appraisal Time Adjustment (Member) | Range 2 (Member)
Impaired Loans
Range - Percent	20% -1-2
Range - Percent	20% -1-2
Commercial Real Estate - Appraisal Time Adjustment (Member) | Range 3 (Member)
Impaired Loans
Range - Percent	25% -2-3
Range - Percent	25% -2-3
Commercial Real Estate - Appraisal Time Adjustment (Member) | Range 4 (Member)
Impaired Loans
Range - Percent	30% ->3
Range - Percent	30% ->3
Commercial Office Properties - Bank Owned Discount (Member) | Sales Comparison Approach (Member)
Impaired Loans
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% -20%
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% -20%
Valuation Technique	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Commercial Office Properties - Selling Costs (Member) | Sales Comparison Approach (Member)
Impaired Loans
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Commercial Office Properties - Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 1 (Member)
Impaired Loans
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - <1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - <1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Commercial Office Properties - Appraisal Time Adjustment (Member) | Range 2 (Member)
Impaired Loans
Range - Percent	20% -1-2
Range - Percent	20% -1-2
Commercial Office Properties - Appraisal Time Adjustment (Member) | Range 3 (Member)
Impaired Loans
Range - Percent	25% - 2-3
Range - Percent	25% - 2-3
Commercial Office Properties - Appraisal Time Adjustment (Member) | Range 4 (Member)
Impaired Loans
Range - Percent	30% - > 3
Range - Percent	30% - > 3
Commercial Office Properties - Capitalization Rate (Member) | Income Approach (Member)
Impaired Loans
Unobservable Inputs	Capitalization Rate
Range - Percent	8% - 12%
Valuation Techniques	Income approach
Unobservable Inputs	Capitalization Rate
Range - Percent	8% - 12%
Unobservable Inputs	Capitalization Rate
Commercial Lots - Bank Owned Discount (Member) | Sales Comparison Approach (Member)
Impaired Loans
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Range - Percent	10%- 20%
Unobservable Inputs	Bank Owned Discount
Range - Percent	10%- 20%
Valuation Technique	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Residential 1-4 Family Lots - Selling Costs (Member) | Sales Comparison Approach (Member)
Impaired Loans
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Residential 1-4 Family Homes - Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 1 (Member)
Impaired Loans
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - < 1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - < 1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Residential 1-4 Under Construction - Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 2 (Member)
Impaired Loans
Range - Percent	20% -1-2
Range - Percent	20% -1-2
Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 3 (Member)
Impaired Loans
Range - Percent	25% -2-3
Range - Percent	25% -2-3
MultiFamily Residential - Appraisal Time Adjustment (Member) | Sales Comparison Approach (Member) | Range 4 (Member)
Impaired Loans
Range - Percent	30% - >3
Range - Percent	30% - >3
Sales Comparison Approach (Member) | Range 1 (Member) | Construction and Land Development [Member]
Impaired Loans
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - <1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Range - Percent	0% - <1
Unobservable Inputs	Appraisal Time Adjustment (in years)
Sales Comparison Approach (Member) | Range 1 (Member) | Commercial Real Estate - Appraisal Time Adjustment (Member)
Impaired Loans
Unobservable Inputs	Appraisal Time Adjustment ( in years)
Range - Percent	0% -<1
Unobservable Inputs	Appraisal Time Adjustment ( in years)
Range - Percent	0% -<1
Unobservable Inputs	Appraisal Time Adjustment ( in years)
Sales Comparison Approach (Member) | Range 2 (Member) | Construction and Land Development [Member]
Impaired Loans
Range - Percent	20% - 1-2
Range - Percent	20% - 1-2
Sales Comparison Approach (Member) | Range 3 (Member) | Construction and Land Development [Member]
Impaired Loans
Range - Percent	25% - 2-3
Range - Percent	25% - 2-3
Sales Comparison Approach (Member) | Family 1-4 Residential Prime [Member]
Impaired Loans
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% - 20%
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% - 20%
Valuation Technique	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Sales Comparison Approach (Member) | Multifamily [Member]
Impaired Loans
Unobservable Inputs	Selling Costs
Range - Percent	7% - 10%
Unobservable Inputs	Selling Costs
Range - Percent	7% - 10%
Unobservable Inputs	Selling Costs
Sales Comparison Approach (Member) | Commercial Real Estate - Bank Owned Discount (Member)
Impaired Loans
Valuation Techniques	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% -20%
Unobservable Inputs	Bank Owned Discount
Range - Percent	10% -20%
Valuation Technique	Sales comparison approach
Unobservable Inputs	Bank Owned Discount
Sales Comparison Approach (Member) | Commercial Real Estate - Selling Costs (Member)
Impaired Loans
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Range - Percent	7% -10%
Unobservable Inputs	Selling Costs
Income Approach (Member) | Commercial Real Estate - Capitalization Rate (Member)
Impaired Loans
Unobservable Inputs	Capitalization Rate
Range - Percent	8%- 12%
Valuation Techniques	Income approach
Unobservable Inputs	Capitalization Rate
Range - Percent	8%- 12%
Unobservable Inputs	Capitalization Rate